STOCKHOLDERS' EQUITY- Preferred Stock Outstanding (Parentheticals) - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series A Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series B Preferred Stock	Jun. 30, 2011 Cumulative Convertible Preferred Stock Series C Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Shares designated	10,000,000	10,000,000	500,000	500,000		4,000,000
Shares issued	1,105,155	1,816,289	269,608	131,347	1,286,667	704,200
Shares outstanding	1,105,155	1,816,289	269,608	131,347		704,200
Liquidation preference			$ 975	$ 380		$ 7,042
Cumulative preferred dividends	361	436	285	62		14
Preferred stock, issuance costs						$ 1,374